                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [   ]; Amendment Number:
                                                --------------------

 This Amendment (Check only one.):      [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       GeoCapital LLC
          ------------------------------

Address:    825 Third Avenue
          ------------------------------
            32nd Floor
          ------------------------------
            New York, NY 10022
          ------------------------------

Form 13F File Number: 28-   4421
                          ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Irwin Lieber
          ------------------------------

Title:      Chairman
          ------------------------------

Phone:      (212) 486-4455
          ------------------------------

Signature, Place, and Date of Signing:

          /s/ Irwin Lieber              New York, NY                  2/5/04
          ----------------              -------------                 ------
            [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number          Name
     28 -    4421                    Irwin Lieber
           ---------------         ---------------------
     [Repeat as necessary.]


                                       9
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                        ----------------------------

Form 13F Information Table Entry Total:
                                        ----------------------------

Form 13F Information Table Value Total:
                                        ----------------------------
                                                 (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number       Name

     2         28-     4421                    Barry K. Fingerhut
    ----           ----------------       -----------------------------------

     [Repeat as necessary.]

     3         28-     4421                    Affiliated Managers Group

                    SECURITIES WITH VALUE GREATER THAN $1.00
                         AS OF DATE - DECEMBER 31, 2003

                                    TOTAL     PRICE/     ORIGINAL       CURRENT      PORT    % OF TOTAL
SECURITY DESCRIPTION                SHARES    SHARE        COST          VALUE       OWNED     CAPITAL
ACXIOM CORP                        289,890     18.63   4,687,779.23   5,400,650.70    124      0.3415
APOLLO GROUP INC CL A              122,543     67.81   1,405,209.81   8,309,640.83      4      0.0697
ASCENTIAL SOFTWARE CORPORATION     115,700     25.94   1,852,202.40   3,001,258.00      3      0.1948
BEA SYS INC                        249,830      12.3   5,352,508.10   3,072,909.00    101      0.0616
BJ SVCS CO                         173,590      35.9   3,923,304.81   6,231,881.00    110      0.1086
BROADVISION INC                        175      4.26      12,509.49          745.5      2      0.0005
CAL DIVE INTL INC                  286,975     24.12   6,894,808.06   6,921,837.00    107      0.7605
CAREMARK RX INC                    200,435     25.33   3,483,879.35   5,077,018.55    104      0.0753
CMGI INC COM                           515      1.78      56,605.94          916.7      1      0.0001
CONSOL ENERGY INC                  122,525      25.9   2,492,470.56   3,173,397.50    117      0.1364
COVANSYS CORP                      478,235        11   9,244,127.90   5,260,585.00    109      1.7857
CUNO INC                            79,200     45.03   2,079,309.79   3,566,376.00      3      0.4694
CYPRESS SEMICONDUCTOR CORP         253,625     21.36   4,271,065.77   5,417,430.00    104      0.2109
DEVRY INC                          305,190     25.13   3,208,448.01   7,669,424.70    118      0.4357
DIAMONDCLUSTER INTL                292,300      10.2   3,240,006.18   2,981,460.00      3      0.8449
DIGITAL RIV INC                     77,000      22.1   1,735,235.80   1,701,700.00      3      0.2466
DORAL FINL CORP                    214,687     32.28   3,290,959.49   6,930,080.22    113       0.199
DOUBLECLICK INC                    628,330      10.3   5,719,121.07   6,471,799.00    112      0.4566
E M C CORP MASS                        216     12.92       2,254.17       2,790.72      1
EDUCATION LENDING GROUP             94,300     13.39     943,000.00   1,262,677.00      6      0.6094
EVERGREEN RES INC                  260,180     32.51   4,969,837.87   8,458,451.80    104      0.6102
FACTSET RESH SYS INC COM               417     38.21      13,131.33      15,933.57      1      0.0012
FEDERAL HOME LOAN MTG 10/1/16          217   111.055          18.43         240.88      1
FEDERATED DEPT STORES INC DECOM      1,107     47.13      54,796.50      52,172.91      1      0.0006
GARTNER GROUP INC NEW CL A         190,680     11.31   2,011,499.18   2,156,590.80    102      0.1897
GENESEE & WYO INC CL A              19,400      31.5     386,427.16     611,100.00      3      0.1454
GLOBESPAN VIRATA INC                   612      5.85      34,200.02       3,580.20      1      0.0004
HEARTLAND EXPRESS INC              276,837     24.19   3,940,487.24   6,696,687.03    108      0.5537
HOST MARRIOTT CORP NEW             363,855     12.32   4,443,345.83   4,482,691.14    116       0.123
IMMUNOGEN INC COM                      500      5.05      14,143.75       2,525.00      1      0.0012
INFORMATION HOLDINGS, INC.         200,915      22.1   4,196,632.67   4,440,221.50    106      0.9625
INTEGRATED CIRCUIT SYS INC             205      28.5       4,148.98       5,842.50      2      0.0003

                    SECURITIES WITH VALUE GREATER THAN $1.00
                         AS OF DATE - DECEMBER 31, 2003

                                              TOTAL     PRICE/       ORIGINAL        CURRENT       PORT      % OF TOTAL
SECURITY DESCRIPTION                         SHARES     SHARE          COST           VALUE        OWNED      CAPITAL
--------------------                         -------    ------     ------------    ------------    -----     ----------
INTERNET SEC SYS INC                         160,750    18.83      3,906,228.30    3,026,922.50     106         0.323
INTERSIL CORP CL A                           152,000    24.85      2,306,466.30    3,777,200.00       3        0.1094
INTERWOVEN INC                               180,000    12.92      3,671,969.34    2,325,600.00       3          0.45
KIRBY CORP                                        55    34.88          1,062.19        1,918.40       1        0.0002
LECG CORP                                     25,175    22.89        522,640.14      576,255.75     117        0.1225
LEGG MASON INC                                91,000    77.18      2,053,798.44    7,023,380.00       2        0.1375
MACROMEDIA INC                               318,670    17.75      6,459,279.35    5,656,392.50     124        0.4933
MANUGISTICS GROUP INC                        374,460     6.26      6,307,866.79    2,344,119.60     102        0.5123
MERCURY INTERACTIVE                           58,900    48.64      2,332,488.07    2,864,896.00       3        0.0654
MILLER HERMAN INC                            246,500    24.25      2,840,525.33    5,977,625.00       3        0.3384
MILLIPORE CORP                                44,850    43.05      1,554,980.32    1,930,792.50       3        0.0919
NATIONAL INSTRUMENTS                          98,110    45.47      1,793,605.89    4,461,061.70     122        0.1887
PEOPLESOFT                                    64,800    22.79      1,493,395.52    1,476,792.00       3        0.0173
PRINCETON REVIEW INC                         281,100     9.75      2,170,318.71    2,740,725.00       3        1.0275
QUEST PRODS CORP                           3,556,434    0.004         89,417.59       14,225.74       1        1.5261
QUEST SOFTWARE                               258,850     14.2      4,159,853.34    3,675,670.00     114        0.2778
RAMBUS INC DEL COM                               250     30.7         15,800.00        7,675.00       1        0.0003
S R TELECOM INC                                   41      6.3          2,252.73          257.97       1        0.0004
SCHEIN HENRY INC                              83,832    67.58      2,303,654.94    5,665,366.56     105        0.1921
SEACOR SMIT INC.                             114,850    42.03      3,671,710.77    4,827,145.50       4        0.6145
SILICON VY BANCSHARES                        274,515    36.07      6,501,972.30    9,901,756.05     114        0.7904
SOTHEBY HLDGS INC CL A                       386,520    13.66      6,248,047.56    5,279,863.20     113         0.858
STONEPATH GROUP INC                           10,000     2.26         11,800.00       22,600.00       1        0.0276
SYCAMORE NETWORKS INC                        555,445     5.22      4,360,515.59    2,899,422.90     101         0.204
S1 CORP                                    1,173,430     8.07      9,136,029.54    9,469,580.10     123         1.607
TECHNOLOGY SOLUTION CO.                      269,683    1.251      1,242,193.72      337,373.43     117        0.6641
TETRA TECHNOLOGIES INC                       186,273    24.24      3,061,557.71    4,515,257.52      97        0.8504
TUT SYS INC                                      250     6.44         12,315.63        1,610.00       1        0.0013
U S TREAS DTD 07/03/03 01/02/04              200,000      100        199,109.00      200,000.00       3
U S TREAS DTD 07/10/03 01/08/04              210,000   99.983        209,068.75      209,964.30       3
U S TREAS DTD 07/24/03 01/22/04               30,000    99.95         29,881.00       29,985.00       1

                    SECURITIES WITH VALUE GREATER THAN $1.00
                         AS OF DATE - DECEMBER 31, 2003

                                        TOTAL     PRICE        ORIGINAL           CURRENT      PORT      % OF TOTAL
SECURITY DESCRIPTION                    SHARES    SHARE          COST              VALUE       OWNED       CAPITAL
U S TREAS DTD 07/31/03 01/29/04         40,000    99.928        39,827.00         39,971.20        1
U S TREAS DTD 08/28/03 02/26/04        115,000    99.869       114,445.10        114,849.35        2
U S TREAS DTD 09/25/03 03/25/04         25,000     99.79        24,897.25         24,947.50        1
U S TREAS DTD 10/02/03 04/01/04         30,000    99.765        29,872.60         29,929.50        1
U S TREAS DTD 10/30/03 04/29/04         33,000    99.697        32,879.72         32,900.01        2
U S TREAS DTD 11/20/03 05/20/04         89,000     99.64        88,602.01         88,679.60        2
U S TREAS DTD 11/28/03 05/27/04        190,000    99.626       189,084.80        189,289.40        2         0.0001
UNITED NATURAL FOODS INC                51,000     35.91     1,188,915.55      1,831,410.00        2         0.2609
UNIVERSAL TECHNICAL INSTITUTE          105,000        30     2,152,500.00      3,150,000.00        3         0.3791
UNIVERSITY OF PHOENIX ONLINE           128,886     68.93       981,946.96      8,884,111.98      112         0.8025
VISHAY INTERTECHNOLOGY INC              34,500      22.9       660,898.25        790,050.00        2         0.0239
VITESSE                                    150      5.85        12,706.25             877.5        1         0.0001
W HLDG CO INC                          408,426     18.61     4,788,452.96      7,600,809.72      125          0.386
WATSON WYATT & CO HLDGS CL A            79,500     24.15     1,651,221.91      1,919,925.00        3         0.2391
WILEY JOHN & SONS INC CL A             280,935     26.03     2,465,677.73      7,312,738.05      111         0.5527
WR BERKLEY CORP                        181,625     34.95     3,910,508.06      6,347,793.75        3         0.2176
YANKEE CANDLE INC                      187,300     27.33     3,591,843.06      5,118,909.00        3         0.3683

                                                           184,557,558.96    244,099,240.53